Reinsurance (Balance And Financial Rating Related To Reinsurers) (Details) (USD $) In Thousands	Dec. 31, 2010	Dec. 31, 2009
Reinsurance Recoverables	$ 420,696	$ 378,300
All Others [Member]
Reinsurance Recoverables	219,863
Protective Life Insurance Company [Member]
Reinsurance Recoverables	$ 200,833